Operating Segments Information - Major Customers Representing at Least 10 Percent of Net Revenue (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Disclosure of major customers [line items]
NET REVENUE	$ 1,339,254.8	$ 47,694.3	$ 1,069,985.4	$ 1,031,473.6
Customer A [member]
Disclosure of major customers [line items]
NET REVENUE	$ 336,775.5		$ 247,213.3	$ 224,690.7
Percentage of entity's revenue	25.00%	25.00%	23.00%	22.00%
Customer B [member]
Disclosure of major customers [line items]
NET REVENUE	$ 167,390.8		$ 152,876.9	$ 83,885.6
Percentage of entity's revenue	12.00%	12.00%	14.00%	8.00%